OTHER EXPENSE - Other Expense (Income) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other operating expenses [Abstract]
Loulo-Gounkoto reduced operations cost	$ 42	$ 58	$ 54	$ 125
Loss on Kibali JV Receivable	0	0	46	0
Litigation legal expenses	3	16	8	20
Bank charges	2	2	3	3
Loulo-Gounkoto2	210	1,035	210	1,035
Losses on litigation settlements	0	0	0	91
Gains (losses) on change in fair value of derivatives	0	(1)	0	(1)
Loss (gain) on warrant investments at FVPL	0	1	0	1
Other	11	(1)	7	17
Total other expense	268	1,110	328	1,291
Other Operating Income [Abstract]
Remeasurement of contingent consideration	(41)	0	(96)	0
Interest income	8	12	18	23
Gains (losses) on disposals of non-current assets	10	745	9	745
Other operating income (expense)	(209)	(353)	(205)	(523)
Total other income	59	757	123	768
Other operating income (expense)	$ (209)	$ (353)	$ (205)	$ (523)